Inventories (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Inventories [Line Items]
Current finished goods
Current work in progress	192,972	113,212
Spare parts and other	1,493,126	1,491,820
Estimated losses	(198,646)	(208,091)
Inventories	8,641,417	8,155,847
Pulp | Country of domicile
Inventories [Line Items]
Current finished goods	841,688	644,881
Pulp | Foreign countries
Inventories [Line Items]
Current finished goods	1,673,689	1,713,394
Paper | Country of domicile
Inventories [Line Items]
Current finished goods	600,580	587,216
Paper | Foreign countries
Inventories [Line Items]
Current finished goods	539,207	507,999
Wood
Inventories [Line Items]
Current work in progress	2,492,030	2,267,720
Operating supplies and packaging
Inventories [Line Items]
Current work in progress	R$ 1,006,771	R$ 1,037,696